SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 10 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following tables present summary information by segment for the three months ended June 30, 2024 and 2023, respectively:

2024
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLabs	Corporate and other	Total
Revenue	$218,378	226,589	—	2,336	$447,304
Cost of revenue	$(345,979)	(107,714)	—	(374)	$(454,068)
Net income (loss)	$174,250	(42,120)	—	4,845,950	$4,978,080
Derivative gain (expense)	$—	—	—	1,920,159	$1,920,159
Gain on extinguishment of debt	$—	—	—	475,485	$475,485
Interest expense	$(554,269)	(2,776)	—	(476,679)	$(1,033,724)
Total assets	$12,851	59,155	—	16,872	$88,878
2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLabs	Corporate and other	Total
Revenue	$927,812	54,388	—	910	$983,110
Cost of revenue	$(171,898)	(29,671)	—	(10,917)	$(212,486)
Net income (loss)	$403,466	(123,430)	9,727	(1,653,112)	$(1,363,349)
Derivative gain (expense)	$—	—	—	(550,298)	$(550,298)
Interest expense	$—	(2,862)	—	(539,483)	$(542,345)
Total assets	$40,983	1,948,501	9,977	(1,279,649)	$719,812

The following tables present summary information by segment for the six months ended June 30, 2024 and 2023, respectively:

2024
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$520,755	321,316	—	3,331	$845,402
Cost of sales	$(856,819)	(126,943)	—	959	$(984,722)
Net income (loss)	$(119,822)	(127,791)	—	1,949,905	$1,702,292
Derivative gain (expense)	$—	—	—	(132,723)	$(132,723)
Gain on extinguishment of debt	$—	—	—	843,401	$843,401
Interest expense	$(554,269)	(5,513)	—	(835,711)	$(1,395,493)
Total assets	$12,851	59,155	—	16,872	$88,878

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$1,916,613	164,529	—	3,474	$2,084,616
Cost of sales	$(941,675)	(78,639)	—	(23,517)	$(1,043,831)
Net income (loss)	$708,617	(261,722)	(1,605)	(3,281,347)	$(2,836,060)
Depreciation and amortization	$—	—	—	(2,454)	$(2,454)
Derivative gain (expense)	$—	—	—	(647,883)	$(647,883)
Gain on extinguishment of debt stock	$—	—	—	332,530	$332,530
Interest expense	$(42,355)	(7,328)	—	(877,994)	$(927,677)
Total assets	$40,983	1,948,501	9,977	(1,279,649)	$719,812

NOTE 11 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2023 and 2022 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following table presents summary information by segment for the twelve months ended December 31, 2022 and 2021, respectively:

2023
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$3,007,384	285,092	—	5,440	$3,297,916
Cost of revenue	$(2,149,794)	(141,892)	—	(44,089)	$(2,335,775)
Net income (loss)	$218,603	(475,818)	(1,635)	(10,142,740)	$(10,401,590)
Depreciation and amortization	$—	—	—	(2,455)	$(2,455)
Gain(loss/impairment) on debt extinguishment	$—	—	—	632,220	$632,220
Derivative gain (expense)	$—	—	—	(5,436,087)	$(5,436,087)
Interest expense	$(47,355)	(12,653	—	(1,699,392)	$(1,759,399)
Total assets	$70,875	29,947	3,807	—	$104,629

2022
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$5,429,010	1,522,490	89,755	268,741	$7,309,996
Cost of revenue	$(4,620,270)	(895,890)	—	(281,871)	$(5,798,031)
Net income (loss)	$(5,614,104)	(1,282,145)	(260,720)	(14,592,951)	$(21,749,920)
Deemed dividend related to modification of Series A Preferred Stock	—	—	—	(39,866,742)	(39,866,742)
Depreciation and amortization	$(530,579)	(6,820)	(44,793)	(657,933)	$(1,240,125)
Impairment/loss on debt extinguishment	$(4,283,263)	(1,042,636)	—	(4,205,469)	$(9,531,368)
Derivative gain (expense)	$—	—	—	(650,071)	$(650,071)
Interest expense	$(570,499)	(98,179)	—	(4,086,708)	$(4,755,386)
Total assets	$68,086	643,029	3,800	316,325	$1,031,240